Income Taxes - Schedule of Reconciliation Between Tax Expenses and Accounting Profit at Applicable Tax Rates (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Reconciliation Between Tax Expenses and Accounting Profit at Applicable Tax Rates [Abstract]
Profit before income taxes	RM 3,822,895	$ 872,927	RM (2,349,175)
Notional tax on profit before taxation, calculated at the rates applicable to the respective tax jurisdictions	917,495	209,502	(563,802)
Effect of tax rates in foreign jurisdictions	159,255	36,365	421,061
Non-deductible expenses	20,127	4,596	3,900
Tax effect on capital allowance			15,515
Unrecognized cost			126,326
Under provision of tax in prior years	481,413	109,927	225,946
Tax expenses for the period	RM 1,578,290	$ 360,390	RM 225,946